Marketable debt securities - Disclosure of maturity analysis of debt instruments, book value (Details) - Marketable debt securities - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Marketable debt securities
Financial liabilities	€ 325,521	€ 308,579	€ 280,339
Debt securities issued
Marketable debt securities
Financial liabilities	325,521
Debt securities issued | Within 3 months
Marketable debt securities
Financial liabilities	36,413
Debt securities issued | 3 to 12 months
Marketable debt securities
Financial liabilities	49,117
Debt securities issued | 1 to 3 years
Marketable debt securities
Financial liabilities	102,836
Debt securities issued | 3 to 5 years
Marketable debt securities
Financial liabilities	61,556
Debt securities issued | More than 5 years
Marketable debt securities
Financial liabilities	75,599
Subordinated debt
Marketable debt securities
Financial liabilities	35,461	30,529	25,717
Subordinated debt | Within 3 months
Marketable debt securities
Financial liabilities	1,572
Subordinated debt | 3 to 12 months
Marketable debt securities
Financial liabilities	1,857
Subordinated debt | 1 to 3 years
Marketable debt securities
Financial liabilities	3,928
Subordinated debt | 3 to 5 years
Marketable debt securities
Financial liabilities	2,192
Subordinated debt | More than 5 years
Marketable debt securities
Financial liabilities	25,912
Senior unsecured debt
Marketable debt securities
Financial liabilities	151,906
Senior unsecured debt | Within 3 months
Marketable debt securities
Financial liabilities	9,586
Senior unsecured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	17,494
Senior unsecured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	50,084
Senior unsecured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	37,748
Senior unsecured debt | More than 5 years
Marketable debt securities
Financial liabilities	36,994
Senior secured debt
Marketable debt securities
Financial liabilities	100,859
Senior secured debt | Within 3 months
Marketable debt securities
Financial liabilities	6,389
Senior secured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	11,337
Senior secured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	48,824
Senior secured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	21,616
Senior secured debt | More than 5 years
Marketable debt securities
Financial liabilities	12,693
Promissory notes and other securities
Marketable debt securities
Financial liabilities	37,295	€ 46,170	€ 43,025
Promissory notes and other securities | Within 3 months
Marketable debt securities
Financial liabilities	18,866
Promissory notes and other securities | 3 to 12 months
Marketable debt securities
Financial liabilities	18,429
Promissory notes and other securities | 1 to 3 years
Marketable debt securities
Financial liabilities	0
Promissory notes and other securities | 3 to 5 years
Marketable debt securities
Financial liabilities	0
Promissory notes and other securities | More than 5 years
Marketable debt securities
Financial liabilities	€ 0